Average Annual Total Returns		12 Months Ended	60 Months Ended	67 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	16.52%
Dow Jones Industrial Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.99%	10.55%	12.45%
Founder Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.98%	10.09%	9.10%
Performance Inception Date				Jun. 03, 2019
Founder Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.46%	8.42%	7.61%
Founder Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.57%	7.17%	6.49%

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Dow Jones Industrial Average Index, the Fund’s previous broad-based securities market index.